Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,525	£ 4,021	£ 4,348
Issue of ordinary shares - share option schemes	7	6	5
Ending balance	£ 4,323	£ 4,525	£ 4,021
Beginning Balance	781,078	802,054
Issue of ordinary shares - share option schemes	1,021	864
Purchase of own shares		(21,840)
Ending Balance	782,099	781,078	802,054
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,607	£ 2,602	£ 2,597
Issue of ordinary shares - share option schemes	7	5	5
Ending balance	2,614	2,607	2,602
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	195	200
Issue of ordinary shares - share option schemes		1
Purchase of own shares		(6)
Ending balance	£ 195	£ 195	£ 200